Document And Entity Information	Mar. 17, 2022
Document Information [Line Items]
Entity, Registrant Name	NewLake Capital Partners, Inc.
Document, Type	8-K
Document, Period End Date	Mar. 17, 2022
Entity, Incorporation, State or Country Code	MD
Entity, File Number	000-56327
Entity, Tax Identification Number	83-4400045
Entity, Address, Address Line One	27 Pine Street Suite 50
Entity, Address, City or Town	New Canaan
Entity, Address, State or Province	CT
Entity, Address, Postal Zip Code	06840
City Area Code	203
Local Phone Number	594-1402
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001854964